New York Life Insurance Company

51 Madison Avenue

New York, NY 10010

Bus: 212-576-7558

Fax: 212-447-0569

E-mail : charles_a_whites@newyorklife.com

www.newyorklife.com

Charles A. Whites, Jr.

Associate General Counsel

September 9, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account II

File No. 811-07282

Commissioners:

The Semi-Annual Reports dated June 30, 2014 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of policies offered through New York Life Insurance and Annuity Corporation Variable Annuity Separate Account II of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of MainStay VP Funds Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000887340, File No. 811-03833.

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No.0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSRS, CIK No.000072958, File No. 811-03857.

The Semi-Annual Reports for certain portfolios of BlackRock® Variable Series Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No.0000355916, File No. 811-03290.

The Semi-Annual Reports for certain portfolios of Columbia Funds Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000815425, File No. 811-05199.

The Semi-Annual Reports for certain series of Dreyfus Investment Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0001056707, File No. 811-08673.

Securities and Exchange Commission

The Semi-Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund IV are incorporated by reference as filed on Form N-CSRS, CIK No. 0000720318, File No. 811-03759.

The Semi-Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.

The Semi-Annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-Annual Reports for certain series of MFS® Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Semi-Annual Reports for certain portfolios of Neuberger Berman Advisers Management Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000736913, File No. 811-04255.

The Semi-Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No.0001047304, File No. 811-08399.

The Semi-Annual Reports for certain portfolios of The Royce Capital Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0001006387, File No. 811-07537.

The Semi-Annual Reports for certain portfolios of The Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001011378, File No. 811-07607.

The Semi-Annual Reports for certain portfolios of Victory Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0001068663, File No. 811-08979.

Sincerely,

/s/ Charles A. Whites, Jr.
Charles A. Whites, Jr. Associate General Counsel